Income Taxes - Schedule of Current Income Tax Provision for Federal and State Income Taxes (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Current tax provision (benefit):
U.S. federal
U.S. state
Total current tax provision (benefit)
Deferred tax provision (benefit):
U.S. federal	(4,240)	(1,459)	(29,956)
International		(6,790)	(26,163)
U.S. state, net of federal benefit
Increase in valuation allowance	4,240	8,249	56,119
Total deferred tax provision (benefit)
Total provision (benefit) for income taxes